Related Party Transactions - Summary of Expenses Charged by Our Parent (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Interest expense	$ 509	$ 6,051	$ 10,786	$ 26,566
Cost of sales [Member]
Related Party Transaction [Line Items]
Royalty expense	1,134	475	3,015	4,597
Interest expense [Member]
Related Party Transaction [Line Items]
Interest expense	509	961	3,106	3,778
General and administrative expense [Member]
Related Party Transaction [Line Items]
Rent expense	357	371	1,461	1,378
Other expense	$ 35	$ 4	$ 155	$ 131